                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                    Investment Company Act File No. 811-08252
                 -----------------------------------------------

                    CREDIT SUISSE EMERGING MARKETS FUND, INC.
                 ----------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

               466 Lexington Avenue, New York, New York 10017-3140
               ---------------------------------------------------
              (Address of Principal Executive Offices)   (Zip Code)

                                Hal Liebes, Esq.
                    Credit Suisse Emerging Markets Fund, Inc.
                              466 Lexington Avenue
                          New York, New York 10017-3140


Registrant's telephone number, including area code: (212) 875-3500

Date of fiscal year end: October 31, 2004

Date of reporting period: November 1, 2003 to April 30, 2004

ITEM 1. REPORTS TO STOCKHOLDERS.

[CREDIT SUISSE ASSET MANAGEMENT LOGO]


CREDIT SUISSE FUNDS

Semiannual Report

April 30, 2004
(unaudited)


- CREDIT SUISSE EMERGING MARKETS FUND


The Fund's investment objectives, risks, charges and expenses (which should be considered carefully before investing), and more complete information about the Fund, are provided in the PROSPECTUS, which should be read carefully before investing. You may obtain additional copies by calling 800-927-2874 or by writing to Credit Suisse Funds, P.O. Box 55030, Boston, MA 02205-5030.

Credit Suisse Asset Management Securities, Inc., Distributor, is located at 466 Lexington Ave., New York, NY 10017-3140. Credit Suisse Funds are advised by Credit Suisse Asset Management, LLC.

INVESTORS IN THE CREDIT SUISSE FUNDS SHOULD BE AWARE THAT THEY MAY BE ELIGIBLE TO PURCHASE COMMON CLASS AND/OR ADVISOR CLASS SHARES (WHERE OFFERED) DIRECTLY OR THROUGH CERTAIN INTERMEDIARIES. SUCH SHARES ARE NOT SUBJECT TO A SALES CHARGE BUT MAY BE SUBJECT TO AN ONGOING SERVICE AND DISTRIBUTION FEE OF UP TO 0.50% OF AVERAGE DAILY NET ASSETS. INVESTORS IN THE CREDIT SUISSE FUNDS SHOULD ALSO BE AWARE THAT THEY MAY BE ELIGIBLE FOR A REDUCTION OR WAIVER OF THE SALES CHARGE WITH RESPECT TO CLASS A, B OR C SHARES. FOR MORE INFORMATION, PLEASE REVIEW THE RELEVANT PROSPECTUSES OR CONSULT YOUR FINANCIAL REPRESENTATIVE.

THE VIEWS OF THE FUND'S MANAGEMENT ARE AS OF THE DATE OF THE LETTER AND THE FUND HOLDINGS DESCRIBED IN THIS DOCUMENT ARE AS OF APRIL 30, 2004; THESE VIEWS AND FUND HOLDINGS MAY HAVE CHANGED SUBSEQUENT TO THESE DATES. NOTHING IN THIS DOCUMENT IS A RECOMMENDATION TO PURCHASE OR SELL SECURITIES.

FUND SHARES ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF CREDIT SUISSE ASSET MANAGEMENT, LLC ("CSAM") OR ANY AFFILIATE, ARE NOT FDIC-INSURED AND ARE NOT GUARANTEED BY CSAM OR ANY AFFILIATE. FUND INVESTMENTS ARE SUBJECT TO INVESTMENT RISK, INCLUDING LOSS OF YOUR INVESTMENT.

CREDIT SUISSE EMERGING MARKETS FUND
SEMIANNUAL INVESTMENT ADVISER'S REPORT
April 30, 2004 (unaudited)

                                                                    May 28, 2004

Dear Shareholder:

   For the six months ended April 30, 2004, the Common Class Shares, Advisor Class Shares and Class A Shares (without sales charge) of Credit Suisse Emerging Markets Fund(1) (the "Fund") had gains of 8.59%, 8.65% and 8.66%(2), respectively, versus an increase of 9.38% for the Morgan Stanley Capital International Emerging Markets Index(3).

   The period was a positive one for emerging markets, though the group was volatile. These stocks initially were strong performers, continuing a rally begun in March 2003 on hopes that a global economic rebound would especially benefit emerging market companies. However, the group turned down late in the period, hindered by fears of rising U.S. interest rates along with concern that China's economy would slow too much, too fast (growth in China has actually remained strong as of this writing). These concerns weighed on emerging stock markets, which were further burdened by a sharp selloff in emerging market debt.

   The Fund slightly trailed its benchmark, attributable primarily to its technology holdings, which underperformed. On the positive side, the Fund's telecommunications, consumer discretionary and financial services stocks aided its return.

   We ended the period with an overweight position in non-Japan Asia, where we switched our sector bias away from technology and China-related stocks towards potential beneficiaries of domestic demand such as financial services companies. We held overweights in Thailand, India, and Taiwan, and we added to Malaysia and South Korea, two markets that lagged regional benchmarks in 2003.

   In Latin America, we recently cut our longstanding overweight in Brazil and shifted into Mexico. While valuations in Brazil remain compelling to us, we feel that the market could be more vulnerable to any rise in U.S. interest rate hikes. Growth in Mexico, which lagged Latin America in 2003, appears to be finally reviving on the back of a pickup in U.S. industrial production. Elsewhere, we had a favorable view on the macroeconomic fundamentals of the smaller markets of Chile and Argentina, but found limited opportunities in those countries from a bottom-up standpoint (we were underweight in both markets).

   In the Europe, Middle East and African region, our biggest overweight as the period ended was Russia, based on our view of the macro environment for

Russian equities along with compelling valuations. We are less enthusiastic regarding Central European markets, where we believe that macro imbalances present an overhang to growth expectations and have created substantial volatility in interest and exchange rates. We remained underweight in South Africa, where we see limited growth catalysts, and where the stronger currency has had a negative impact on the earnings environment for exporters.

   In terms of sectors, our largest overweight as of the end of the period was financial services, particularly in Asia, where evidence of an upturn in credit demand is strongest in our view. We increased our weighting in consumer discretionary stocks in both Latin America and Asia. We were underweight global cyclicals (materials, energy and technology), as we feel that much of the good news on the global recovery is fully priced in.

   Looking ahead, we believe that emerging markets could remain volatile, with further downside potential, at least until the U.S. interest rate and Chinese economy stories become clearer. That aside, we continue to have a favorable longer-term outlook on a number of emerging market stocks, based on valuations and company-specific factors. We are currently looking for opportunities to purchase less-defensive companies whose stocks have become more attractive in the wake of market declines.


The Credit Suisse Emerging Markets Team

Neil Gregson
Emily Alejos
Annabel Betz
Matthew J.K. Hickman

   THE FUND MAY INVOLVE A GREATER DEGREE OF RISK THAN OTHER FUNDS THAT SEEK CAPITAL GROWTH BY INVESTING IN LARGER, MORE-DEVELOPED MARKETS. INTERNATIONAL INVESTING ENTAILS SPECIAL RISK CONSIDERATIONS, INCLUDING CURRENCY FLUCTUATIONS, LOWER LIQUIDITY, ECONOMIC AND POLITICAL RISKS, AND DIFFERENCES IN ACCOUNTING METHODS; THESE RISKS ARE GENERALLY HEIGHTENED FOR EMERGING-MARKET INVESTMENTS.

   IN ADDITION TO HISTORICAL INFORMATION, THIS REPORT CONTAINS FORWARD-LOOKING STATEMENTS, WHICH MAY CONCERN, AMONG OTHER THINGS, DOMESTIC AND FOREIGN MARKET, INDUSTRY AND ECONOMIC TRENDS AND DEVELOPMENTS AND GOVERNMENT REGULATION AND THEIR POTENTIAL IMPACT ON THE FUND'S INVESTMENT PORTFOLIO. THESE STATEMENTS ARE SUBJECT TO RISKS AND UNCERTAINTIES AND ACTUAL TRENDS, DEVELOPMENTS AND REGULATIONS IN THE FUTURE AND THEIR IMPACT ON THE FUND COULD BE MATERIALLY DIFFERENT FROM THOSE PROJECTED, ANTICIPATED OR IMPLIED. THE FUND HAS NO OBLIGATION TO UPDATE OR REVISE FORWARD-LOOKING STATEMENTS.

                 AVERAGE ANNUAL RETURNS AS OF MARCH 31, 2004(1)

                                                    SINCE       INCEPTION
                             1 YEAR    5 YEARS    INCEPTION        DATE
                            -------    -------    ---------     ----------
Common Class                 73.33%     8.68%       1.26%       12/30/1994
Advisor Class                72.85%     8.44%       0.75%       12/30/1994
Class A Without
  Sales  Charge              72.91%       --       17.18%       11/30/2001
Class A With Maximum
  Sales Charge               63.09%       --       14.22%       11/30/2001

                 AVERAGE ANNUAL RETURNS AS OF APRIL 30, 2004(1)

                                                    SINCE       INCEPTION
                             1 YEAR    5 YEARS    INCEPTION        DATE
                            -------    -------    ---------     ----------
Common Class                 49.22%     4.35%       0.39%       12/30/1994
Advisor Class                48.88%     4.10%      (0.11)%      12/30/1994
Class A Without
  Sales Charge               48.83%       --       12.73%       11/30/2001
Class A With Maximum
  Sales Charge               40.29%       --        9.98%       11/30/2001

RETURNS REPRESENT PAST PERFORMANCE AND INCLUDE CHANGE IN SHARE PRICE AND REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. PAST PERFORMANCE CANNOT GUARANTEE FUTURE RESULTS. DUE TO MARKET VOLATILITY, THE PERFORMANCE OF THE FUNDS MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. RETURNS AND SHARE PRICE WILL FLUCTUATE, AND REDEMPTION VALUE MAY BE MORE OR LESS THAN ORIGINAL COST. THE PERFORMANCE RESULTS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH-END IS AVAILABLE AT www.csam.com/us.

----------
(1) Fee waivers and/or expense reimbursements reduced expenses for the Fund, without which performance would be lower. Waivers and/or reimbursements may be discontinued at any time.
(2) Total return for Class A shares for the reporting period, based on offering price (with maximum sales charge of 5.75%), was 2.36%.
(3) The Morgan Stanley Capital International EMF (Emerging Markets Free) Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets. It is the exclusive property of Morgan Stanley Capital International Inc. Investors cannot invest directly in an index.

CREDIT SUISSE EMERGING MARKETS FUND
SCHEDULE OF INVESTMENTS
April 30, 2004 (unaudited)

                                                                           NUMBER OF
                                                                             SHARES          VALUE
                                                                         -------------   -------------
COMMON STOCKS (97.2%)
BRAZIL (4.9%)
BANKS (0.5%)
    Unibanco - Uniao de Bancos Brasileiros SA GDR~                               8,500   $     166,600
                                                                                         -------------
DIVERSIFIED TELECOMMUNICATION SERVICES (1.1%)
    Brasil Telecom Participacoes SA ADR                                          2,800          86,800
    Tele Norte Leste Participacoes SA ADR~                                      18,800         222,592
    Tele Norte Lests Participacoes SA                                        8,000,000          86,868
                                                                                         -------------
                                                                                               396,260
                                                                                         -------------
METALS & MINING (0.2%)
    Companhia Vale do Rio Doce ADR~                                              1,700          77,350
                                                                                         -------------
OIL & GAS (2.3%)
    Petroleo Brasileiro SA - Petrobras ADR~                                     30,300         780,475
                                                                                         -------------
PAPER & FOREST PRODUCTS (0.7%)
    Aracruz Celulose SA ADR~                                                     5,100         158,814
    Votorantim Celulose e Papel SA ADR                                           2,800          87,920
                                                                                         -------------
                                                                                               246,734
                                                                                         -------------
WIRELESS TELECOMMUNICATION SERVICES (0.1%)
    Telesp Celular Participacoes SA ADR* ~                                       5,700          40,641
                                                                                         -------------
TOTAL BRAZIL                                                                                 1,708,060
                                                                                         -------------
CHILE (1.3%)
BANKS (0.5%)
    Banco Santander Chile SA ADR~                                                6,500         162,240
                                                                                         -------------
DIVERSIFIED TELECOMMUNICATION SERVICES (0.2%)
    Compania de Telecomunicaciones de Chile SA ADR~                              5,700          64,695
                                                                                         -------------
ELECTRIC UTILITIES (0.6%)
    Empresa Nacional de Electricidad SA                                        457,000         203,598
                                                                                         -------------
TOTAL CHILE                                                                                    430,533
                                                                                         -------------
CHINA (3.0%)
TEXTILES & APPAREL (0.8%)
    Ports Design, Ltd.*                                                        146,500         289,251
                                                                                         -------------
DIVERSIFIED TELECOMMUNICATION SERVICES (0.6%)
    China Telecom Corporation, Ltd. Series H                                   686,000         204,486
                                                                                         -------------
HOUSEHOLD DURABLES (0.4%)
    Guangdong Kelon Electrical Holdings Company, Ltd. Series H                 376,000         145,824
                                                                                         -------------
INSURANCE (0.5%)
    China Life Insurance Company, Inc. Series H*                               319,000         173,819
                                                                                         -------------

                 See Accompanying Notes to Financial Statements.

                                                                           NUMBER OF
                                                                             SHARES          VALUE
                                                                         -------------   -------------
COMMON STOCKS
CHINA
OIL & GAS (0.7%)
    China Petroleum and Chemical Corp.                                         494,000   $     171,004
    China Petroleum and Chemical Corp. ADR                                       2,000          68,960
                                                                                         -------------
                                                                                               239,964
                                                                                         -------------
TOTAL CHINA                                                                                  1,053,344
                                                                                         -------------
HONG KONG (0.7%)
TRANSPORTATION INFRASTRUCTURE (0.7%)
    Hopewell Highway Infrastucture, Ltd.                                       428,000         237,327
                                                                                         -------------
TOTAL HONG KONG                                                                                237,327
                                                                                         -------------
HUNGARY (0.7%)
OIL & GAS (0.7%)
    MOL Magyar Olaj-es Gazipari Rt.                                              6,200         234,025
                                                                                         -------------
TOTAL HUNGARY                                                                                  234,025
                                                                                         -------------
INDIA (5.9%)
AUTOMOBILES (2.8%)
    Maruti Udyog, Ltd.*                                                         78,800         964,135
                                                                                         -------------
BANKS (3.1%)
    State Bank of India, Ltd. GDR, Rule 144A++                                  27,300       1,063,335
                                                                                         -------------
TOTAL INDIA                                                                                  2,027,470
                                                                                         -------------
INDONESIA (1.6%)
BANKS (0.6%)
    PT Bank Danamon Indonesia Tbk                                              230,500          85,959
    PT Bank Rakyat Indonesia*                                                  550,000         108,033
                                                                                         -------------
                                                                                               193,992
                                                                                         -------------
DIVERSIFIED TELECOMMUNICATION SERVICES (0.6%)
    PT Telekomunikasi Indonesia                                                223,000         204,412
                                                                                         -------------
TOBACCO (0.4%)
    PT Gudang Garam Tbk                                                         95,000         157,937
                                                                                         -------------
TOTAL INDONESIA                                                                                556,341
                                                                                         -------------
ISRAEL (4.3%)
BANKS (0.6%)
    Bank Hapoalim, Ltd.                                                         78,000         201,247
                                                                                         -------------
DIVERSIFIED FINANCIALS (0.5%)
    IDB Development Corporation, Ltd.                                            8,000         175,550
                                                                                         -------------
INTERNET SOFTWARE & SERVICES (1.0%)
    Check Point Software Technologies, Ltd.*~                                   15,000         351,450
                                                                                         -------------
PHARMACEUTICALS (2.2%)
    Teva Pharmaceutical Industries, Ltd. ADR~                                   12,600         775,656
                                                                                         -------------
TOTAL ISRAEL                                                                                 1,503,903
                                                                                         -------------

                 See Accompanying Notes to Financial Statements.

                                                                           NUMBER OF
                                                                             SHARES          VALUE
                                                                         -------------   -------------
COMMON STOCKS
MALAYSIA (7.4%)
BANKS (3.8%)
    Commerce Asset-Holding Berhad                                              428,000   $     563,158
    Public Bank Berhad                                                         841,653         757,488
                                                                                         -------------
                                                                                             1,320,646
                                                                                         -------------
DIVERSIFIED TELECOMMUNICATION SERVICES (1.1%)
    Telekom Malaysia Berhad                                                    155,000         385,460
                                                                                         -------------
HOTELS, RESTAURANTS & LEISURE (1.1%)
    Resorts World Berhad                                                       143,400         377,368
                                                                                         -------------
MEDIA (1.4%)
    Astro All Asia Networks PLC*                                               361,200         494,274
                                                                                         -------------
TOTAL MALAYSIA                                                                               2,577,748
                                                                                         -------------
MEXICO (8.8%)
BEVERAGES (1.0%)
    Fomento Economico Mexicano SA de CV ADR~                                     6,000         262,320
    Grupo Modelo SA de CV Series C                                              35,400          88,502
                                                                                         -------------
                                                                                               350,822
                                                                                         -------------
CONSTRUCTION MATERIALS (1.2%)
    Cemex SA de CV ADR~                                                         13,800         406,410
                                                                                         -------------
DIVERSIFIED TELECOMMUNICATION SERVICES (1.9%)
    Telefonos de Mexico SA de CV ADR~                                           19,700         672,558
                                                                                         -------------
MEDIA (1.6%)
    Grupo Televisa SA ADR                                                       12,500         544,875
                                                                                         -------------
METALS & MINING (0.2%)
    Grupo Mexico SA de CV Series B                                              27,000          79,647
                                                                                         -------------
MULTILINE RETAIL (0.5%)
    Wal-Mart de Mexico SA de CV Series V                                        65,500         190,692
                                                                                         -------------
WIRELESS TELECOMMUNICATION SERVICES (2.4%)
    America Movil SA de CV ADR, Series L                                        24,200         817,960
                                                                                         -------------
TOTAL MEXICO                                                                                 3,062,964
                                                                                         -------------
RUSSIA (6.9%)
INDUSTRIAL CONGLOMERATES (0.6%)
    Mining and Metallurgical Company Norilsk Nickel ADR~                         3,500         207,550
                                                                                         -------------
INVESTMENT COMPANY (1.8%)
    Novy Neft II, Ltd*                                                          63,500         635,000
                                                                                         -------------
OIL & GAS (1.4%)
    Lukoil ADR                                                                   4,600         501,400
                                                                                         -------------
WIRELESS TELECOMMUNICATION SERVICES (3.0%)
    AO VimpelCom ADR*~                                                           4,800         430,848
    Mobile Telesystems ADR                                                       5,600         604,576
                                                                                         -------------
                                                                                             1,035,424
                                                                                         -------------
TOTAL RUSSIA                                                                                 1,744,374
                                                                                         -------------

                 See Accompanying Notes to Financial Statements.

                                                                           NUMBER OF
                                                                             SHARES          VALUE
                                                                         -------------   -------------
COMMON STOCKS
SINGAPORE (1.0%)
CHEMICALS (1.0%)
    Hi-P International, Ltd.*                                                  474,000   $     342,661
                                                                                         -------------
TOTAL SINGAPORE                                                                                342,661
                                                                                         -------------
SOUTH AFRICA (6.5%)
BANKS (2.0%)
    FirstRand, Ltd.                                                             88,000         121,445
    Standard Bank Group, Ltd.                                                  100,371         579,031
                                                                                         -------------
                                                                                               700,476
                                                                                         -------------
DIVERSIFIED TELECOMMUNICATION SERVICES (0.9%)
    Telkom South Africa, Ltd.                                                   28,230         306,396
                                                                                         -------------
HOUSEHOLD DURABLES (0.9%)
    Steinhoff International Holdings, Ltd.                                     269,020         334,523
                                                                                         -------------
INDUSTRIAL CONGLOMERATES (0.7%)
    Bidvest Group, Ltd.                                                         30,000         234,178
                                                                                         -------------
INSURANCE (0.5%)
    Sanlam, Ltd.                                                               137,000         172,524
                                                                                         -------------
MEDIA (1.0%)
    Naspers, Ltd. N Shares                                                      51,000         344,582
                                                                                         -------------
SPECIALTY RETAIL (0.5%)
    JD Group, Ltd.                                                              28,200         167,021
                                                                                         -------------
TOTAL SOUTH AFRICA                                                                           2,259,700
                                                                                         -------------
SOUTH KOREA (21.2%)
AUTO COMPONENTS (0.8%)
    Hankook Tire Company, Ltd.                                                  33,000         267,746
                                                                                         -------------
AUTOMOBILES (1.5%)
    Hyundai Motor Company, Ltd.                                                 13,090         499,235
                                                                                         -------------
BANKS (5.5%)
    Daegu Bank                                                                  79,600         456,563
    Hana Bank                                                                    9,000         194,443
    Industrial Bank of Korea                                                    64,800         447,887
    Kookmin Bank ADR~                                                            5,000         185,500
    Shinhan Financial Group Company, Ltd.                                       35,990         627,260
                                                                                         -------------
                                                                                             1,911,653
                                                                                         -------------
HOUSEHOLD DURABLES (2.2%)
    LG Electronics, Inc.                                                        12,700         770,648
                                                                                         -------------
INTERNET SOFTWARE & SERVICES (0.5%)
    NCsoft Corp.                                                                 2,200         157,498
                                                                                         -------------
METALS & MINING (0.4%)
    POSCO ADR                                                                    4,600         141,450
                                                                                         -------------

                 See Accompanying Notes to Financial Statements.

                                                                           NUMBER OF
                                                                             SHARES          VALUE
                                                                         -------------   -------------
COMMON STOCKS
SOUTH KOREA
SEMICONDUCTOR EQUIPMENT & PRODUCTS (9.3%)
    Samsung Electronics Company, Ltd.                                            6,072   $   2,882,434
    Samsung Techwin Company, Ltd.*                                              37,600         339,677
                                                                                         -------------
                                                                                             3,222,111
                                                                                         -------------
WIRELESS TELECOMMUNICATION SERVICES (1.0%)
    SK Telecom Company, Ltd.                                                     2,100         357,949
                                                                                         -------------
TOTAL SOUTH KOREA                                                                            7,328,290
                                                                                         -------------
TAIWAN (13.0%)
BANKS (3.9%)
    Chinatrust Financial Holding Company, Ltd.                                 388,000         416,966
    Mega Financial Holding Company, Ltd.                                       806,000         541,053
    Taishin Financial Holdings Company, Ltd.                                   467,000         409,082
                                                                                         -------------
                                                                                             1,367,101
                                                                                         -------------
CHEMICALS (1.1%)
    Nan Ya Plastics Corp.                                                      283,000         379,946
                                                                                         -------------
COMPUTERS & PERIPHERALS (2.3%)
    Advantech Company, Ltd.                                                    170,000         358,218
    Compeq Manufacturing Company, Ltd.*                                        991,000         425,098
                                                                                         -------------
                                                                                               783,316
                                                                                         -------------
DIVERSIFIED FINANCIALS (0.5%)
    Fubon Financial Holding Company, Ltd.                                      197,000         187,986
                                                                                         -------------
INSURANCE (1.3%)
    Cathay Financial Holding Company, Ltd.                                     247,000         438,682
                                                                                         -------------
METALS & MINING (0.8%)
    China Steel Corp. GDR, Rule 144A++                                          15,800         278,080
                                                                                         -------------
REAL ESTATE (0.7%)
    Cathay Real Estate Development Company, Ltd.                               547,000         248,636
                                                                                         -------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS (2.4%)
    Taiwan Semiconductor Manufacturing Company, Ltd.                           153,803         266,215
    Unimicron Technology Corp.                                                 359,000         231,264
    United Microelectronics Corp.                                              359,984         322,924
                                                                                         -------------
                                                                                               820,403
                                                                                         -------------
TOTAL TAIWAN                                                                                 4,504,150
                                                                                         -------------
THAILAND (4.0%)
BANKS (2.2%)
    Krung Thai Bank Public Company, Ltd.                                     1,141,700         293,914
    Siam City Bank Public Company, Ltd.                                        749,900         466,696
                                                                                         -------------
                                                                                               760,610
                                                                                         -------------
CONSTRUCTION MATERIALS (1.8%)
    Siam Cement Public Company, Ltd.                                           114,800         626,221
                                                                                         -------------
TOTAL THAILAND                                                                               1,386,831
                                                                                         -------------

                 See Accompanying Notes to Financial Statements.

                                                                           NUMBER OF
                                                                             SHARES          VALUE
                                                                         -------------   -------------
COMMON STOCKS
TURKEY (1.2%)
BANKS (0.8%)
    Akbank T.A.S.                                                           56,071,821   $     260,891
                                                                                         -------------
DIVERSIFIED FINANCIALS (0.4%)
    Koc Holding AS                                                          33,000,000         152,379
                                                                                         -------------
TOTAL TURKEY                                                                                   413,270
                                                                                         -------------
UNITED KINGDOM (4.3%)
METALS & MINING (4.3%)
    Anglo American PLC                                                          74,400       1,486,663
                                                                                         -------------
TOTAL UNITED KINGDOM                                                                         1,486,663
                                                                                         -------------
VENEZUELA (0.6%)
DIVERSIFIED TELECOMMUNICATION SERVICES (0.6%)
    Compania Anonima Nacional Telefonos de Venezuela ADR                        10,100         193,415
                                                                                         -------------
TOTAL VENEZUELA                                                                                193,415
                                                                                         -------------
TOTAL COMMON STOCKS (Cost $25,493,333)                                                      33,686,069
                                                                                         -------------
PREFERRED STOCKS (2.3%)
BRAZIL (2.3%)
BANKS (0.7%)
    Banco Itau Holding Financeira                                            2,990,000         236,400
                                                                                         -------------
DIVERSIFIED TELECOMMUNICATION SERVICES (0.5%)
    Telesp-Telecomunicacoes de Sao Paulo SA                                 13,100,000         194,700
                                                                                         -------------
METALS & MINING (1.1%)
    Companhia Vale do Rio Doce ADR~                                              9,500         371,355
                                                                                         -------------
TOTAL PREFERRED STOCKS (Cost $581,780)                                                         802,455
                                                                                         -------------
RIGHTS (0.1%)
THAILAND (0.1%)
DIVERSIFIED TELECOMMUNICATION SERVICES (0.1%)
    TelecomAsia Corp. Public Company, Ltd.* (Cost $0)                          191,874          15,975
                                                                                         -------------
SHORT-TERM INVESTMENT (13.0%)
    State Street Navigator Prime Fund~~ (Cost $4,504,149)                    4,504,149       4,504,149
                                                                                         -------------

TOTAL INVESTMENTS AT VALUE (112.6%) (Cost $30,579,262)                                      39,008,648

LIABILITIES IN EXCESS OF OTHER ASSETS (-12.6%)                                              (4,354,381)
                                                                                         -------------

NET ASSETS (100.0%)                                                                      $  34,654,267
                                                                                         =============

                 See Accompanying Notes to Financial Statements.

                            INVESTMENT ABBREVIATIONS
                        ADR = American Depositary Receipt
                        GDR = Global Depositary Receipt

----------
++ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2004, these securities amounted to a value of $1,341,415 or 3.9% of net assets.
*  Non-income producing security.
~  Security or portion thereof is out on loan.
~~ Represents security purchased with cash collateral received for securities on loan.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE EMERGING MARKETS FUND
STATEMENT OF ASSETS AND LIABILITIES
April 30, 2004 (unaudited)

ASSETS
    Investments at value, including collateral for securities
      on loan of $4,504,149 (Cost $30,579,262) (Note 1)                  $  39,008,648(1)
    Cash                                                                           854
    Foreign currency at value (cost $117,516)                                  116,224
    Receivable for investments sold                                          1,680,919
    Dividend and interest receivable                                           178,502
    Receivable for fund shares sold                                             12,364
    Prepaid expenses and other assets                                           33,874
                                                                         -------------
      Total Assets                                                          41,031,385
                                                                         -------------
LIABILITIES
    Advisory fee payable (Note 2)                                               15,067
    Administrative services fee payable (Note 2)                                 7,396
    Distribution fee payable (Note 2)                                            9,498
    Payable upon return of securities loaned (Note 1)                        4,504,149
    Loan payable (Note 3)                                                    1,074,000
    Payable for investments purchased                                          323,848
    Deferred foreign tax liability (Note 1)                                    263,769
    Payable for fund shares redeemed                                            94,440
    Directors' fee payable                                                          74
    Other accrued expenses payable                                              84,877
                                                                         -------------
      Total Liabilities                                                      6,377,118
                                                                         -------------
NET ASSETS
    Capital stock, $0.001 par value (Note 5)                                     3,611
    Paid-in capital (Note 5)                                                89,584,102
    Undistributed net investment income                                        109,987
    Accumulated net realized loss on investments and foreign
      currency transactions                                                (63,202,680)
    Net unrealized appreciation from investments and foreign
      currency translations                                                  8,159,247
                                                                         -------------
      Net Assets                                                         $  34,654,267
                                                                         =============
COMMON SHARES
    Net assets                                                           $  33,435,071
    Shares outstanding                                                       3,479,883
                                                                         -------------
    Net asset value, offering price, and redemption price per share      $        9.61
                                                                         =============
ADVISOR SHARES
    Net assets                                                           $   1,143,072
    Shares outstanding                                                         123,000
                                                                         -------------
    Net asset value, offering price, and redemption price per share      $        9.29
                                                                         =============
A SHARES
    Net assets                                                           $      76,124
    Shares outstanding                                                           7,975
                                                                         -------------
    Net asset value and redemption price per share                       $        9.55
                                                                         =============
    Maximum offering price per share (net asset value/(1-5.75%))         $       10.13
                                                                         =============

----------
(1) Including $4,315,855 of securities on loan

                 See Accompanying Notes to Financial Statements.

STATEMENT OF OPERATIONS
For the Six Months Ended April 30, 2004 (unaudited)

INVESTMENT INCOME (Note 1)
    Dividends                                                                                $     534,209
    Interest                                                                                         1,541
    Securities lending                                                                                 811
    Foreign taxes withheld                                                                         (57,992)
                                                                                             -------------
      Total investment income                                                                      478,569
                                                                                             -------------
EXPENSES
    Investment advisory fees (Note 2)                                                              237,678
    Administrative services fees (Note 2)                                                           32,399
    Distribution fees (Note 2)
      Common Class                                                                                  45,633
      Class A                                                                                          340
    Transfer agent fees (Note 2)                                                                    66,046
    Legal fees                                                                                      30,622
    Printing fees (Note 2)                                                                          21,710
    Custodian fees                                                                                  19,031
    Registration fees                                                                               13,969
    Directors' fees                                                                                  8,759
    Audit fees                                                                                       8,005
    Insurance expense                                                                                7,093
    Commitment fees (Note 3)                                                                           493
    Interest expense (Note 3)                                                                          442
    Miscellaneous expense                                                                            8,084
                                                                                             -------------
      Total expenses                                                                               500,304
    Less: fees waived (Note 2)                                                                    (131,722)
                                                                                             -------------
      Net expenses                                                                                 368,582
                                                                                             -------------
       Net investment income                                                                       109,987
                                                                                             -------------
NET REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS AND
   FOREIGN CURRENCY RELATED ITEMS
    Net realized gain from investments (including Thailand Capital Gain Tax of $38,492)          5,500,337
    Net realized loss on foreign currency transactions                                             (26,253)
    Net change in unrealized appreciation (depreciation) from investments                       (2,322,162)
    Net change in unrealized appreciation (depreciation) from foreign currency translations       (164,057)
                                                                                             -------------
    Net realized and unrealized gain from investments and foreign currency related items         2,987,865
                                                                                             -------------
    Net increase in net assets resulting from operations                                     $   3,097,852
                                                                                             =============

                 See Accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

                                                                 FOR THE SIX MONTHS
                                                                        ENDED             FOR THE YEAR
                                                                   APRIL 30, 2004            ENDED
                                                                     (UNAUDITED)        OCTOBER 31, 2003
                                                                 ------------------     ----------------
FROM OPERATIONS
  Net investment income                                             $    109,987          $    133,974
  Net realized gain from investments and foreign
   currency transactions                                               5,474,084             2,062,391
  Net change in unrealized appreciation (depreciation) from
   investments and foreign currency translations                      (2,486,219)            7,994,423
                                                                    ------------          ------------
   Net increase in net assets resulting from operations                3,097,852            10,190,788
                                                                    ------------          ------------
FROM CAPITAL SHARE TRANSACTIONS (Note 5)
  Proceeds from sale of shares                                         3,149,736            15,953,970
  Net asset value of shares redeemed                                  (8,975,061)(1)       (20,726,625)(2)
                                                                    ------------          ------------
   Net decrease in net assets from capital share transactions         (5,825,325)           (4,772,655)
                                                                    ------------          ------------
  Net increase (decrease) in net assets                               (2,727,473)            5,418,133
NET ASSETS
  Beginning of period                                                 37,381,740            31,963,607
                                                                    ------------          ------------
  End of period                                                     $ 34,654,267          $ 37,381,740
                                                                    ============          ============
  Undistributed Net Investment Income                               $    109,987          $         --
                                                                    ============          ============

----------
(1) Net of $349 of redemption fees retained by the Fund.
(2) Net of $70,816 of redemption fees retained by the Fund.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE EMERGING MARKETS FUND
FINANCIAL HIGHLIGHTS
(For a Common Class Share of the Fund Outstanding Throughout Each Period)

                                                FOR THE SIX
                                                MONTHS ENDED                      FOR THE YEAR ENDED OCTOBER 31,
                                               APRIL 30, 2004   ------------------------------------------------------------------
                                                (UNAUDITED)       2003           2002             2001         2000         1999
                                               --------------   --------       --------         --------     --------     --------
PER SHARE DATA
  Net asset value, beginning of period            $   8.86      $   6.43       $   6.58         $   9.03     $   9.27     $   6.59
                                                  --------      --------       --------         --------     --------     --------

INVESTMENT OPERATIONS
  Net investment income (loss)                        0.03(1)       0.03(1)       (0.00)(1),(2)     0.04         0.04         0.05
  Net gain (loss) on investments
    and foreign currency related items
    (both realized and unrealized)                    0.72          2.40          (0.15)           (2.46)       (0.28)        2.63
                                                  --------      --------       --------         --------     --------     --------
      Total from investment operations                0.75          2.43          (0.15)           (2.42)       (0.24)        2.68
                                                  --------      --------       --------         --------     --------     --------

LESS DIVIDENDS
  Dividends from net investment income                  --            --             --            (0.03)          --           --
                                                  --------      --------       --------         --------     --------     --------

REDEMPTION FEES                                       0.00(3)       0.00(3)        0.00(3)            --           --           --
                                                  --------      --------       --------         --------     --------     --------

NET ASSET VALUE, END OF PERIOD                    $   9.61      $   8.86       $   6.43         $   6.58     $   9.03     $   9.27
                                                  ========      ========       ========         ========     ========     ========
      Total return(4)                                 8.59%        37.64%         (2.28)%         (26.92)%      (2.59)%      40.67%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)        $ 33,435      $ 36,139       $ 30,769         $ 40,463     $ 60,482     $ 67,783
    Ratio of expenses to average net assets(5)        1.95%(7)      1.85%          1.65%            1.65%        1.67%        1.66%
    Ratio of net investment income (loss)
      to average net assets                           0.57%(7)      0.44%         (0.00)%(6)        0.41%        0.44%        0.55%
    Decrease reflected in above operating
      expense ratios due to waivers/
      reimbursements                                  0.69%(7)      0.97%          1.16%            0.86%        0.79%        0.73%
  Portfolio turnover rate                               63%          156%           145%             188%         232%         196%

----------
(1) Per share information is calculated using the average shares outstanding method.

(2)  This amount represents less than $(0.01) per share.

(3)  This amount represents less than $0.01 per share.

(4) Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

(5) Interest earned on uninvested cash balances may be used to offset portions of the transfer agent expense. These arrangements resulted in a reduction to the Common Class shares' net expense ratio by .02% and .01% for the years ended October 31, 2000 and 1999, respectively. The Common Class shares' net operating expense ratio after reflecting these arrangements was 1.65% for the years ended October 31, 2000 and 1999, respectively. For the six months ended April 30, 2004 and the years ended October 31, 2003, 2002 and 2001, there was no effect on the net operating expenses ratio because of transfer agent credits.

(6)  Represents less than (0.01)%.

(7)  Annualized

                 See Accompanying Notes to Financial Statements.

(For an Advisor Class Share of the Fund Outstanding Throughout Each Period)

                                                FOR THE SIX
                                                MONTHS ENDED                      FOR THE YEAR ENDED OCTOBER 31,
                                               APRIL 30, 2004   ----------------------------------------------------------------
                                                (UNAUDITED)       2003         2002          2001             2000        1999
                                               --------------   --------     --------      --------         --------    --------
PER SHARE DATA
  Net asset value, beginning of period           $   8.56       $   6.25     $   6.41      $   8.78         $   9.03    $   6.44
                                                 --------       --------     --------      --------         --------    --------

INVESTMENT OPERATIONS
  Net investment income (loss)                       0.04(1)        0.01(1)     (0.01)(1)      0.00(1),(2)      0.07        0.04
  Net gain (loss) on investments
    and foreign currency related items
    (both realized and unrealized)                   0.69           2.30        (0.15)        (2.37)           (0.32)       2.55
                                                 --------       --------     --------      --------         --------    --------
      Total from investment operations               0.73           2.31        (0.16)        (2.37)           (0.25)       2.59
                                                 --------       --------     --------      --------         --------    --------

NET ASSET VALUE, END OF PERIOD                   $   9.29       $   8.56     $   6.25      $   6.41         $   8.78    $   9.03
                                                 ========       ========     ========      ========         ========    ========
      Total return(3)                                8.65%         36.80%       (2.50)%      (26.99)%          (2.77)%     40.22%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)       $  1,143       $  1,183     $  1,105      $  1,331         $     67    $     42
    Ratio of expenses to average net assets(4)       1.70%(5)       2.10%        1.90%         1.91%            1.92%       1.91%
    Ratio of net investment income (loss)
      to average net assets                          0.82%(5)       0.16%       (0.19)%       (0.07)%           0.29%       0.81%
    Decrease reflected in above operating
      expense ratios due to waivers/
      reimbursements                                 0.69%(5)       0.97%        1.19%         0.90%            0.75%       0.80%
  Portfolio turnover rate                              63%           156%         145%          188%             232%        196%

----------
(1) Per share information is calculated using the average shares outstanding method.

(2)  This amount represents less than $0.01 per share.

(3) Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

(4) Interest earned on uninvested cash balances may be used to offset portions of the transfer agent expense. These arrangements resulted in a reduction to the Advisor Class shares' net expense ratio by .01%, .02% and .01% for the years ended October 31, 2001, 2000 and 1999, respectively. The Advisor Class shares' net operating expense ratio after reflecting these arrangements was 1.90% for the years ended October 31, 2001, 2000 and 1999, respectively. For the six months ended April 30, 2004 and the years ended October 31, 2003 and 2002, there was no effect on the net operating expense ratio because of transfer agent credits.

(5)  Annualized.

                 See Accompanying Notes to Financial Statements.

(For a Class A Share of the Fund Outstanding Throughout Each Period)

                                                      FOR THE SIX            FOR THE YEAR
                                                      MONTHS ENDED          ENDED OCTOBER 31,
                                                     APRIL 30, 2004      -----------------------
                                                      (UNAUDITED)          2003          2002(1)
                                                     --------------      --------       --------
PER SHARE DATA
  Net asset value, beginning of period                  $   8.78         $   6.45       $   7.14
                                                        --------         --------       --------

INVESTMENT OPERATIONS
  Net investment income (loss)                              0.01            (0.03)(2)       0.07
  Net gain (loss) on investments
    and foreign currency related items
    (both realized and unrealized)                          0.76             2.36          (0.76)
                                                        --------         --------       --------
      Total from investment operations                      0.77             2.33          (0.69)
                                                        --------         --------       --------

NET ASSET VALUE, END OF PERIOD                          $   9.55         $   8.78       $   6.45
                                                        ========         ========       ========
      Total return(3)                                       8.66%           36.34%         (9.80)%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)              $     76         $     60       $     90
    Ratio of expenses to average net assets(4)              1.95%(5)         1.85%          1.65%(5)
    Ratio of net investment income (loss) to average
      net assets                                            0.13%(5)        (0.41)%         1.92%(5)
    Decrease reflected in above operating
      expense ratios due to waivers/reimbursements          0.69%(5)         0.97%          1.52%(5)
  Portfolio turnover rate                                     63%             156%           145%

----------
(1)  For the period November 30, 2001 (inception date) through October 31, 2002.

(2) Per share information is calculated using the average shares outstanding method.

(3) Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

(4) Interest earned on uninvested cash balances may be used to offset portions of the transfer agent expense. For the six months ended April 30, 2004, the year ended October 31, 2003 and the period ended October 31, 2002, there was no effect on the net operating expense ratio because of transfer agent credits.

(5)  Annualized.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE EMERGING MARKETS FUND
NOTES TO FINANCIAL STATEMENTS
April 30, 2004 (unaudited)

NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

   Credit Suisse Emerging Markets Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company that seeks growth of capital. The Fund was incorporated under the laws of the State of Maryland on December 23, 1993.

   The Fund is authorized to offer three classes of shares: Common Class shares, Advisor Class shares, and Class A shares. Each class of shares in the Fund represents an equal pro rata interest in the Fund, except that they bear different expenses which reflect the differences in the range of services provided to them. Effective December 12, 2001, the Fund closed its Common Class to new investors and closed its Advisor Class to new investments, except for reinvestment of dividends. Advisor Class shareholders may continue to hold Advisor Class shares but will be unable to add to their accounts. Although no further shares can be purchased, shareholders can redeem their Advisor Class shares through any available method. Class A shares are sold subject to a front-end sales charge of up to 5.75%.

   A) SECURITY VALUATION -- The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. The Fund's equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the "Valuation Time"). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that this method would not represent fair value. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund's Valuation Time but after the close of the securities' primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Directors under procedures established by the Board of Directors. The Fund may utilize a service provided by an independent third party which has been approved by the Board of Directors to fair value certain Fund portfolio securities.

   B) FOREIGN CURRENCY TRANSACTIONS -- The books and records of the Fund are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the current exchange rate at the end of the period. Translation gains or losses resulting from changes in the exchange rate during the reporting period and realized gains and losses on the settlement of foreign currency transactions are reported in the results of operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments in equity securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of equity securities. The Fund isolates that portion of realized gains and losses on investments in debt securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of debt securities.

   C) SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Certain expenses are class-specific expenses and vary by class. Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of the outstanding shares of that class. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

   D) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income and distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryforward, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America ("GAAP").

   E) FEDERAL INCOME TAXES -- No provision is made for federal taxes as it is the Fund's intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders, which will be sufficient to relieve it from federal income and excise taxes.

   F) USE OF ESTIMATES -- The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

   G) SHORT-TERM INVESTMENTS -- The Fund, together with other funds/portfolios advised by Credit Suisse Asset Management, LLC ("CSAM"), an indirect, wholly-owned subsidiary of Credit Suisse Group, pools available cash into either a short-term variable rate time deposit issued by State Street Bank and Trust Company ("SSB"), the Fund's custodian, or a money market fund advised by CSAM. The short-term time deposit issued by SSB is a variable rate account classified as a short-term investment.

   H) FORWARD FOREIGN CURRENCY CONTRACTS -- The Fund may enter into forward foreign currency contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency. The Fund will enter into forward foreign currency contracts primarily for hedging purposes. Forward foreign currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the contract settlement date or an offsetting position is entered into. At April 30, 2004, the Fund had no open forward foreign currency contracts.

   I) SECURITIES LENDING -- Loans of securities are required at all times to be secured by collateral at least equal to 102% of the market value of domestic securities on loan (including any accrued interest thereon) and 105% of the market value of foreign securities on loan (including any accrued interest thereon). Cash collateral received by the Fund in connection with securities lending activity may be pooled together with cash collateral for other funds/portfolios advised by CSAM and may be invested in a variety of investments, including certain CSAM-advised funds, funds advised by SSB, the Fund's securities lending agent or money market instruments. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

The market value of securities on loan to brokers and the value of collateral held by the Fund with respect to such loans at April 30, 2004 is as follows:

               MARKET VALUE OF                           VALUE OF
              SECURITIES LOANED                     COLLATERAL RECEIVED
              -----------------                     -------------------
                 $ 4,315,855                            $ 4,504,149

   Prior to March 17, 2004, Credit Suisse First Boston ("CSFB"), an affiliate of CSAM, had been engaged by the Fund to act as the Fund's securities lending agent. CSFB earned no income from securities lending for the period ended March 17, 2004.

   Effective March 17, 2004, SSB has been engaged by the Fund to act as the Fund's securities lending agent. The Fund's securities lending arrangement provides that the Fund and SSB will share the income earned from the securities lending activities with the Fund receiving 70% and SSB receiving 30% of the earnings on the investment of cash collateral or any other securities lending income in accordance with the provisions of the securities lending agency agreement. Securites lending income is accrued as earned.

   J) OTHER -- The Fund may invest in securities of foreign countries and governments which involve certain risks in addition to those inherent in domestic investments. Such risks generally include, among others, currency risk (fluctuations in currency exchange rates), information risk (key information may be inaccurate or unavailable) and political risk (expropriation, nationalization or the imposition of capital or currency controls or punitive taxes). Other risks of investing in foreign securities include liquidity and valuation risks.

   The Fund's investments in securities of issuers located in less developed countries considered to be "emerging markets" involve risks in addition to those generally applicable to foreign securities. Focusing on emerging (less developed) markets involves higher levels of risk, including increased currency, information, liquidity, market, political and valuation risks. Deficiencies in regulatory oversight, market infrastructure, shareholder protections and company laws could expose the Fund to operational and other risks as well. Some countries may have restrictions that could limit the Fund's access to attractive investment opportunities. Additionally, emerging markets often face serious economic problems (such as high external debt, inflation and unemployment) that could subject the Fund to increased volatility or substantial declines in value.

   The Fund may be subject to taxes imposed by countries in which it invests with respect to its investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Fund accrues such taxes when the related income or capital gains are earned.

NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

   CSAM serves as investment adviser for the Fund. For its investment advisory services, CSAM is entitled to receive a fee from the Fund at an annual rate of 1.25% of the Fund's average daily net assets. For the six months ended April 30, 2004, investment advisory fees earned and voluntarily waived were $237,678 and $131,722, respectively.

   Credit Suisse Asset Management Limited (CSAM U.K.) ("CSAM Ltd. U.K.") and Credit Suisse Asset Management Limited (CSAM Australia) ("CSAM Ltd. Australia"), affiliates of CSAM, are sub-investment advisers to the Fund. CSAM Ltd. U.K. and CSAM Ltd. Australia's sub-investment advisory fees are paid by CSAM out of CSAM's net advisory fee and are not paid by the Fund.

   Credit Suisse Asset Management Securities, Inc. ("CSAMSI"), an affiliate of CSAM, and SSB serve as co-administrators to the Fund.

   For its co-administrative services, CSAMSI currently receives a fee calculated at an annual rate of 0.10% of the Fund's average daily net assets. For the six months ended April 30, 2004, co-administrative services fees earned by CSAMSI were $19,014.

   For its co-administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, based upon the following fee schedule calculated in total for all the Credit Suisse funds/portfolios co-administered by SSB and allocated based upon relative average net assets of each fund/portfolio, subject to an annual minimum fee.

           AVERAGE DAILY NET ASSETS                  ANNUAL RATE
           ------------------------                  -----------
           First $5 billion               0.050% of average daily net assets
           Next $5 billion                0.035% of average daily net assets
           Over $10 billion               0.020% of average daily net assets

   For the six months ended April 30, 2004, co-administrative services fees earned by SSB (including out-of-pocket expenses) were $13,385.

   In addition to serving as the Fund's co-administrator, CSAMSI currently serves as distributor of the Fund's shares. Pursuant to distribution plans adopted by the Fund pursuant to Rule 12b-1 under the 1940 Act, CSAMSI receives fees for its distribution services. This fee is calculated at the annual rate of 0.25% of the average daily net assets of the Common Class and Class A shares. Advisor Class shares may pay a shareholder servicing and distribution fee calculated at an annual rate not to exceed 0.75% of the average daily net assets, and prior to November 1, 2003, such fee was calculated at an annual rate of 0.50% of the average daily net assets. Effective November 1, 2003, CSAM no longer receives 12b-1 fees on Advisor Class shares.

   Certain brokers, dealers and financial representatives provide transfer agent related services to the Fund, and receive compensation for these services from CSAM. CSAM is then reimbursed by the Fund. For the six months ended April 30, 2004, the Fund reimbursed CSAM $34,247, which is included in the Fund's transfer agent expense.

   Merrill Corporation ("Merrill"), an affiliate of CSAM, has been engaged by the Fund to provide certain financial printing and fulfillment services. For the six months ended April 30, 2004, Merrill was paid $6,221 for its services to the Fund.

NOTE 3. LINE OF CREDIT

   The Fund, together with other funds/portfolios advised by CSAM (collectively, the "Participating Funds"), participates in a $75 million committed, unsecured line of credit facility ("Credit Facility") for temporary or emergency purposes with Deutsche Bank, A.G. as administrative agent and syndication agent and SSB as operations agent. Under the terms of the Credit Facility, the Participating Funds pay an aggregate commitment fee at a rate of 0.10% per annum on the average unused amount of the Credit Facility, which is allocated among the Participating Funds in such manner as is determined by the governing Boards of the Participating Funds. In addition, the Participating Funds pay interest on borrowings at the Federal Funds rate plus 0.50%. At April 30, 2004, the Fund had a loan outstanding under the Credit Facility of $1,074,000. During the six months ended April 30, 2004, the Fund had borrowings under the Credit Facility as follows:

               AVERAGE DAILY    WEIGHTED AVERAGE    MAXIMUM DAILY
                LOAN BALANCE     INTEREST RATE     LOAN OUTSTANDING
               -------------    ----------------   ----------------
                 $ 384,000           1.528%           $ 1,135,000

NOTE 4. PURCHASES AND SALES OF SECURITIES

   For the six months ended April 30, 2004, purchases and sales of investment securities (excluding short-term investments) were $23,308,996 and $29,005,885, respectively.

   At April 30, 2004, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $30,579,262, $9,478,925, $(1,049,539) and $8,429,386, respectively.

NOTE 5. CAPITAL SHARE TRANSACTIONS

   The Fund is authorized to issue three billion full and fractional shares of capital stock, $0.001 par value per share, of which one billion are classified as Common Class shares, one billion are classified as Advisor Class shares and one billion are classified as Class A shares. Transactions in capital shares of the Fund were as follows:

                                                         COMMON CLASS
                                 -------------------------------------------------------------
                                   FOR THE SIX MONTHS ENDED           FOR THE YEAR ENDED
                                  APRIL 30, 2004 (UNAUDITED)           OCTOBER 31, 2003
                                 -------------------------------------------------------------
                                    SHARES           VALUE          SHARES           VALUE
                                 ------------    ------------    ------------    -------------
Shares sold                           276,726    $  2,772,300       2,048,857    $  14,803,151
Shares redeemed                      (876,916)     (8,409,139)     (2,751,484)     (19,260,178)
                                 ------------    ------------    ------------    -------------
Net decrease                         (600,190)   $ (5,636,839)       (702,627)   $  (4,457,027)
                                 ============    ============    ============    =============

                                                        ADVISOR CLASS
                                 -------------------------------------------------------------
                                   FOR THE SIX MONTHS ENDED           FOR THE YEAR ENDED
                                  APRIL 30, 2004 (UNAUDITED)           OCTOBER 31, 2003
                                 -------------------------------------------------------------
                                    SHARES           VALUE           SHARES          VALUE
                                 ------------    ------------    ------------    -------------
Shares sold                                --    $         --             152    $       1,004
Shares redeemed                       (15,257)       (149,921)        (38,794)        (258,976)
                                 ------------    ------------    ------------    -------------
Net decrease                          (15,257)   $   (149,921)        (38,642)   $    (257,972)
                                 ============    ============    ============    =============

                                                           CLASS A
                                 -------------------------------------------------------------
                                   FOR THE SIX MONTHS ENDED           FOR THE YEAR ENDED
                                  APRIL 30, 2004 (UNAUDITED)           OCTOBER 31, 2003
                                 -------------------------------------------------------------
                                    SHARES           VALUE           SHARES          VALUE
                                 ------------    ------------    ------------    -------------
Shares sold                            41,905    $    377,436         142,309    $   1,149,815
Shares redeemed                       (40,780)       (416,001)       (149,382)      (1,207,471)
                                 ------------    ------------    ------------    -------------
Net increase (decrease)                 1,125    $    (38,565)         (7,073)   $     (57,656)
                                 ============    ============    ============    =============

   Effective September 16, 2002, a redemption fee of 2% of the value of Common Class shares redeemed or exchanged within 30 days from the date of purchase is charged to shareholders. Reinvested dividends and distributions are not subject to the fee. The fee is charged based on the value of shares at redemption, is paid directly to the Fund and becomes part of the Fund's daily net asset value calculation. When shares are redeemed that are subject to the fee, reinvested dividends and distributions are redeemed first, followed by the shares held longest.

   On April 30, 2004, the number of shareholders that held 5% or more of the outstanding shares were as follows:

                                   NUMBER OF       APPROXIMATE PERCENTAGE
                                 SHAREHOLDERS      OF OUTSTANDING SHARES
                                 ------------      ----------------------
          Common Class                 4                    54%
          Advisor Class                2                    15%
          Class A                      6                    92%

   Some of the shareholders are omnibus accounts, which hold shares on behalf of individual shareholders.

NOTE 6. CONTINGENCIES

   In the normal course of business, the Fund may provide general indemnifications pursuant to certain contracts and organizational documents. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

CREDIT SUISSE EMERGING MARKETS FUND
PRIVACY POLICY NOTICE (unaudited)

                     IMPORTANT PRIVACY CHOICES FOR CONSUMERS

   We are committed to maintaining the privacy of every current and prospective customer. We recognize that you entrust important personal information to us, and we wish to assure you that we take seriously our responsibilities in protecting and safeguarding this information.

   In connection with making available investment products and services to current and potential customers, we may obtain nonpublic personal information about you. This information may include your name, address, e-mail address, social security number, account number, assets, income, financial situation, transaction history and other personal information.

   We may collect nonpublic information about you from the following sources:

   - Information we receive on applications, forms, questionnaires, web sites, agreements or in the course of establishing or maintaining a customer relationship; and

   -  Information about your transactions with us, our affiliates, or others.

   We do not disclose any nonpublic personal information about our customers or former customers to anyone, except with your consent or as otherwise permitted by law.

   RESTRICT INFORMATION SHARING WITH AFFILIATES: In cases where we believe that additional products and services may be of interest to you, we may share the information described above with our affiliates unless you say "No."

   / / No, please do not share personal and financial information with your affiliated companies. [If you check this box, you must send this notice back to us with your name, address and account number to Credit Suisse Funds, 466 Lexington Avenue, New York, New York 10017.]

   We may also disclose this information to firms that perform services on our behalf. These agents and service providers are required to treat the information confidentially and use it only for the purpose for which it is provided.

   We restrict access to nonpublic personal information about you to those employees, agents or other parties who need to know that information to provide products or services to you or in connection with your investments with or through us. We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

   NOTE: THIS NOTICE IS PROVIDED TO CLIENTS AND PROSPECTIVE CLIENTS OF CREDIT SUISSE ASSET MANAGEMENT, LLC ("CSAM"), CSAM CAPITAL INC., AND CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., AND SHAREHOLDERS AND PROSPECTIVE SHAREHOLDERS IN CSAM-SPONSORED AND -ADVISED INVESTMENT COMPANIES, INCLUDING CREDIT SUISSE FUNDS, AND OTHER CONSUMERS AND CUSTOMERS, AS APPLICABLE. THIS NOTICE IS NOT INTENDED TO BE INCORPORATED IN ANY OFFERING MATERIALS BUT IS MERELY A STATEMENT OF OUR CURRENT PRIVACY POLICY, AND MAY BE AMENDED FROM TIME TO TIME UPON NOTICE TO YOU. THIS NOTICE IS DATED AS OF MAY 19, 2004.

CREDIT SUISSE EMERGING MARKETS FUND
PROXY VOTING (unaudited)

   The policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities are available:

   -   By calling 1-800-927-2874

   -   On the Fund's website, www.csam.com/us

   - On the website of the Securities and Exchange Commission, http://www.sec.gov.

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

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

[CREDIT SUISSE ASSET MANAGEMENT LOGO]

P.O. BOX 55030, BOSTON, MA 02205-5030
800-927-2874 - www.csam.com/us

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR.       CSEMK-3-0404

ITEM 2. CODE OF ETHICS.
This item is inapplicable to a semi-annual report on Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
This item is inapplicable to a semi-annual report on Form N-CSR.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
This item is inapplicable to a semi-annual report on Form N-CSR.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable to the registrant.

ITEM 6. SCHEDULE OF INVESTMENTS
Form N-CSR disclosure requirement not yet effective with respect to the registrant.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable to the registrant.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable to the registrant.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
The Nominating Committee recommends Board member candidates. Shareholders of the registrant may also submit nominees that will be considered by the Committee. Recommendations should be mailed to the registrant's Secretary, c/o Credit Suisse Asset Management, LLC, 466 Lexington Avenue, New York, NY 10017. Any submission should include at a minimum the following information: the name, age, business address, residence address and principal occupation or employment of such individual; the class, series and number of shares of the registrant that are beneficially owned by such individual; the date such shares were acquired and the investment intent of such acquisition; whether such shareholder believes such individual is, or is not, an "interested person" of the registrant (as defined in the Investment Company Act of 1940) and information regarding such individual that is sufficient, in the Committee's discretion, to make such determination; and all other information relating to such individual that is required to be disclosed in solicitation of proxies for election of directors in an election contest (even if an election contest is not involved) or is otherwise required pursuant to the rules for proxy materials under the Securities Exchange Act of 1934.

ITEM 10. CONTROLS AND PROCEDURES.

(a) As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

(a)(1)   Not applicable.

(a)(2) The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

(a)(3)   Not applicable.

(b) The certifications of the registrant as required by Rule 30a-2(b) under the Act are an exhibit to this report.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

         CREDIT SUISSE EMERGING MARKETS FUND, INC.

         /s/ Joseph D. Gallagher
         -----------------------
         Name:  Joseph D. Gallagher
         Title: Chief Executive Officer
         Date:  July 6, 2004


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


         /s/ Joseph D. Gallagher
         -----------------------
         Name:  Joseph D. Gallagher
         Title: Chief Executive Officer
         Date:  July 6, 2004


         /s/ Michael A. Pignataro
         ------------------------
         Name:  Michael A. Pignataro
         Title: Chief Financial Officer
         Date:  July 6, 2004